                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3275

                       Smith Barney Investment Funds Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (800) 451-2010

                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                  GOVERNMENT
                                SECURITIES FUND

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2003




                                [LOGO] Smith Barney
                                       Mutual Funds

                   Your Serious Money. Professionally Managed.(R)

           Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman...................................................  1

Schedule of Investments....................................................  2

Statement of Assets and Liabilities........................................  6

Statement of Operations....................................................  7

Statements of Changes in Net Assets........................................  8

Notes to Financial Statements..............................................  9

Financial Highlights....................................................... 17

                           LETTER FROM THE CHAIRMAN

[PHOTO] R. Jay Gerken
R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer


Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003

    1 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2003

    FACE
   AMOUNT                      SECURITY                         VALUE
--------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 13.0%
             U.S. Treasury Notes:
$ 10,000,000   4.375% due 5/15/07                          $    10,867,190
   5,000,000   2.625% due 5/15/08                                5,047,270
             U.S. Treasury Bonds:
  20,100,000   7.250% due 5/15/16 (a)                           26,737,723
   3,000,000   8.125% due 8/15/19                                4,339,806
  10,500,000   8.125% due 8/15/21                               15,357,079
  25,100,000   7.250% due 8/15/22 (a)                           34,015,420
   5,000,000   6.000% due 2/15/26                                5,978,325
  38,100,000   5.500% due 8/15/28 (a)                           42,869,968
   7,500,000   5.375% due 2/15/31                                8,447,760
--------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Cost -- $148,521,809)                            153,660,541
--------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 49.2%
U.S. Government Agency Notes -- 9.8%
             Federal Home Loan Bank (FHLB):
   7,000,000   2.500% due 12/15/05                               7,154,434
   4,000,000   5.125% due 3/6/06                                 4,357,604
  28,000,000 Federal Home Loan Mortgage Corp. (FHLMC),
              7.000% due 7/15/05 (a)                            31,131,996
             Federal National Mortgage Association (FNMA):
  10,000,000   2.375% due 3/17/06                               10,093,730
  17,000,000   4.750% due 1/2/07                                18,370,897
  18,100,000   6.000% due 5/15/11 (a)                           21,194,648
  18,200,000   5.250% due 8/1/12                                19,705,067
   4,000,000   4.750% due 2/21/13                                4,132,940
--------------------------------------------------------------------------
                                                               116,141,316
--------------------------------------------------------------------------
U.S. Government Agency Obligations -- 39.4%
             Federal Home Loan Mortgage Corp. (FHLMC):
   6,533,078   15 Year, 6.500% due 6/1/16 (b)                    6,864,099
  15,000,000   15 Year, 5.000% due 7/17/18 (c)                  15,492,180
   4,948,703   30 Year, 6.000% due 1/1/32 (b)                    5,134,187
  15,176,720   30 Year, 6.500% due 3/1/32 (a)(b)                15,798,284
  16,285,580   30 Year, 7.000% due 7/1/32 (a)(b)                17,078,964
  20,771,607   30 Year, 5.500% due 5/1/33 (a)                   21,464,940
   3,500,000   30 Year, 6.500% due 7/14/33 (c)                   3,643,283
  31,000,000   30 Year, 5.500% due 8/13/33 (b)(c)               31,952,963
             Federal National Mortgage Association (FNMA):
         539   15 Year, 7.000% due 7/1/03                              544
         250   15 Year, 6.000% due 8/1/04                              254
   4,553,498   15 Year, 5.500% due 12/1/16 (b)                   4,732,215
  42,326,765   15 Year, 6.000% due 6/1/17 (a)(b)                44,191,886
  13,000,000   15 Year, 4.500% due 7/17/18 (c)                  13,264,056

                      See Notes to Financial Statements.

    2 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

    FACE
   AMOUNT                               SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 39.4% (continued)
$ 26,000,000   15 Year, 5.500% due 7/17/18                                  $    27,007,500
  12,000,000   15 Year, 6.000% due 7/17/18                                       12,528,744
  12,607,364   30 Year, 7.500% due 4/1/32 (b)                                    13,401,142
   8,456,129   30 Year, 7.000% due 5/1/32 (b)                                     8,908,511
   2,983,426   30 Year, 6.000% due 7/1/32 (b)                                     3,102,570
   6,798,533   30 Year, 6.500% due 7/1/32 (b)                                     7,091,843
  18,814,549   30 Year, 4.500% due 2/1/33 (b)                                    19,252,421
  11,694,836   30 Year, 4.639% due 4/1/33                                        12,042,352
  23,752,218   30 Year, 5.500% due 5/1/33 (b)                                    24,599,318
   6,000,000   30 Year, 4.517% due 6/1/33                                         6,142,500
  55,000,000   30 Year, 5.000% due 7/14/33 (c)                                   55,893,750
  49,000,000   30 Year, 5.500% due 8/13/33 (b)(c)                                50,591,250
             Government National Mortgage Association (GNMA):
  25,000,000   30 Year, 5.000% due 7/22/18 (c)                                   25,609,375
      36,555   30 Year, 8.500% due 4/15/30                                           39,435
  11,325,471   30 Year, 7.000% due 11/15/31 (b)                                  11,971,508
   3,131,663   30 Year, 7.500% due 2/15/32 (b)                                    3,329,492
   4,759,942   30 Year, 6.500% due 5/15/32 (b)                                    4,999,741
-------------------------------------------------------------------------------------------
                                                                                466,129,307
-------------------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (Cost -- $575,591,338)                                             582,270,623
-------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.6%
  22,090,025 Countrywide Home Loan, Series 2003-HYB1, Class 1A1,
              3.854% due 5/19/33 (a)                                             22,305,085
             CS First Boston Mortgage Securities Corp.:
  12,014,642   Series 2002-10, Class 2A1, 7.500% due 5/25/32 (a)                 12,627,841
  13,207,195   Series 2003-8, Class 5A1, 6.500% due 4/25/33 (a)                  13,603,650
             Fannie Mae:
   7,900,000   Series 2001-81, Class HE, 6.500% due 1/25/32                       8,180,140
               Whole Loan:
  17,500,000    Series 2002-W10, Class A4, 5.700% due 8/25/42 (a)                17,962,493
  10,000,000    Series 2003-W6, Class 1A42, 4.950% due 10/25/42                  10,181,250
   9,390,782    Series 2003-W8, Class 1A1, 3.740% due 12/25/42 (a)                9,537,466
   5,000,000    Series 2003-W10, Class 1A4, 4.505% due 6/25/43                    4,946,875
  17,906,569 Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-
              Through Securities, Series T-51, Class 1A, 6.500% due 9/25/43      19,260,753
             Freddie Mac:
      46,921   Series 2121, Class QF, 6.000% due 1/15/24                             46,926
  10,000,000   Series 2178, Class PB, 7.000% due 8/15/29 (a)                     11,027,500
  10,000,000   Series 2334, Class KB, 6.500% due 5/15/28                         10,581,325
   1,495,445   Series 2369, Class A, 6.500% due 7/15/28                           1,498,376
  16,992,160   Series 2446, Class KL, 6.000% due 5/15/32                         17,935,320

                      See Notes to Financial Statements.

    3 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

    FACE
   AMOUNT                                SECURITY                                 VALUE
--------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.6% (continued)
$  7,000,000 Government National Mortgage Association (GNMA),
              Series 2001-19, Class OH, 6.500% due 5/16/31                    $    7,552,759
   7,593,967 GSR Mortgage Loan Trust, Series 2003-1, Class A11,
              4.279% due 3/25/33                                                   7,709,063
             Washington Mutual Mortgage Pass-Through Certificates:
   9,362,000   Series 2002-AR15, Class A3, 4.070% due 12/25/32                     9,416,991
  11,771,477   Series 2003-AR5, Class A7, 4.208% due 6/25/33                      11,894,323
--------------------------------------------------------------------------------------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost -- $195,218,374)                                              196,268,136
--------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.9%
  10,000,000 Fannie Mae REMIC Trust, Series 2002-W12, Class AF3,
              3.462% due 2/25/33                                                  10,258,125
     625,231 Green Tree Home Improvement Loan Trust, Series 1998-D,
              Class HEM1, 6.710% due 8/15/29                                         657,396
--------------------------------------------------------------------------------------------
             TOTAL ASSET-BACKED SECURITIES
             (Cost -- $10,644,901)                                                10,915,521
--------------------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS
             (Cost -- $929,976,422)                                              943,114,821
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.3%
U.S. TREASURY BILLS -- 0.4%
   5,000,000 U.S. Treasury Bills, zero coupon to yield 1.02% due 11/13/03
              (Cost -- $4,980,875)                                                 4,982,845
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 6.3%
  75,000,000 Federal Home Loan Bank (FHLB) Discount Notes, zero coupon to
              yield 1.22% due 8/22/03 (Cost -- $74,867,833)                       74,867,833
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.6%
 160,506,000 UBS Financial Services, Inc., 1.220% due 7/1/03; Proceeds at
              maturity -- $160,511,439; (Fully collateralized by various U.S.
              government agency obligations, 0.000% to 5.750% due 12/16/03 to 1/15/12; Market value -- $163,716,120)
              (Cost -- $160,506,000)                                             160,506,000
--------------------------------------------------------------------------------------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost -- $240,354,708)                                              240,356,678
--------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $1,170,331,130*)                                        $1,183,471,499
--------------------------------------------------------------------------------------------

(a) All or a portion of this security is segregated for to-be-announced securities, futures contracts and options written.
(b) Date shown represents the last in range of maturity dates of mortgage certificates owned.
(c) Security is traded on a "to-be-announced" basis (See Note 7).
 *  Aggregate cost for Federal income tax purposes is substantially the same.



                      See Notes to Financial Statements.


    4 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

 SCHEDULE OF OPTIONS WRITTEN (UNAUDITED)                           JUNE 30, 2003

                                                            STRIKE
      CONTRACTS                                  EXPIRATION PRICE   VALUE
      --------------------------------------------------------------------
         110    U.S. Treasury Bonds
                 (Premiums received -- $112,777)  8/22/03    $122  $49,843
      --------------------------------------------------------------------

                      See Notes to Financial Statements.

    5 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   JUNE 30, 2003

ASSETS:
  Investments, at value (Cost -- $929,976,422)                               $  943,114,821
  Short-term investments, at value (Cost -- $240,354,708)                       240,356,678
  Cash                                                                                  594
  Receivable for securities sold                                                 64,406,497
  Interest receivable                                                             6,992,674
  Receivable for Fund shares sold                                                 1,510,631
  Receivable from broker -- variation margin                                         75,625
-------------------------------------------------------------------------------------------
  Total Assets                                                                1,256,457,520
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                              292,297,786
  Payable for Fund shares purchased                                                 928,116
  Investment advisory fee payable                                                   317,118
  Distribution plan fees payable                                                    197,472
  Administration fee payable                                                        152,496
  Options written, at value (Premiums received -- $112,777)                          49,843
  Accrued expenses                                                                  184,040
-------------------------------------------------------------------------------------------
  Total Liabilities                                                             294,126,871
-------------------------------------------------------------------------------------------
Total Net Assets                                                             $  962,330,649
-------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                                $       94,731
  Capital paid in excess of par value                                         1,004,980,481
  Undistributed net investment income                                               643,751
  Accumulated net realized loss from investment transactions,
   futures contracts and options                                                (56,511,894)
  Net unrealized appreciation of investments, futures contracts and options      13,123,580
-------------------------------------------------------------------------------------------
Total Net Assets                                                             $  962,330,649
-------------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                                        40,425,563
  Class B                                                                        14,400,413
  Class L                                                                         2,922,072
  Class Y                                                                        25,339,697
  Class 1                                                                        11,643,042
Net Asset Value:
  Class A (and redemption price)                                                     $10.16
  Class B *                                                                          $10.17
  Class L  *                                                                         $10.16
  Class Y (and redemption price)                                                     $10.16
  Class 1 (and redemption price)                                                     $10.16
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value per share)                  $10.64
  Class L (net asset value plus 1.01% of net asset value per share)                  $10.26
  Class 1 (net asset value plus 7.24% of net asset value per share)                  $10.90
-------------------------------------------------------------------------------------------

*Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00%
 CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

    6 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
  Interest                                              $ 20,547,740
--------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                         1,653,079
  Distribution plan fees (Note 9)                          1,139,440
  Administration fee (Note 2)                                944,616
  Shareholder servicing fees (Note 9)                        383,150
  Registration fees                                           37,816
  Custody                                                     34,496
  Shareholder communications (Note 9)                         33,994
  Directors' fees                                             25,381
  Audit and legal                                             17,708
  Other                                                        9,596
--------------------------------------------------------------------
  Total Expenses                                           4,279,276
--------------------------------------------------------------------
Net Investment Income                                     16,268,464
--------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND OPTIONS (NOTES 3, 5 AND 6):
 Realized Gain (Loss) From:
   Investment transactions                                26,127,191
   Futures contracts                                          (9,194)
   Options purchased                                          47,322
--------------------------------------------------------------------
  Net Realized Gain                                       26,165,319
--------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments,
 Futures Contracts and Options:
   Beginning of period                                    30,228,679
   End of period                                          13,123,580
--------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                (17,105,099)
--------------------------------------------------------------------
Net Gain on Investments, Futures Contracts and Options     9,060,220
--------------------------------------------------------------------
Increase in Net Assets From Operations                  $ 25,328,684
--------------------------------------------------------------------


                      See Notes to Financial Statements.



    7 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                       2003           2002
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  16,268,464  $  32,874,565
  Net realized gain                                                  26,165,319     17,642,210
  Increase (decrease) in net unrealized appreciation                (17,105,099)    28,289,998
-----------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                             25,328,684     78,806,773
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 10):
  Net investment income                                             (17,584,032)   (32,119,609)
-----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                    (17,584,032)   (32,119,609)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                                  320,256,431    304,024,732
  Net asset value of shares issued for reinvestment of dividends     13,117,789     22,216,097
  Cost of shares reacquired                                        (301,843,751)  (223,716,827)
-----------------------------------------------------------------------------------------------
  Increase in Net Assets From
   Fund Share Transactions                                           31,530,469    102,524,002
-----------------------------------------------------------------------------------------------
Increase in Net Assets                                               39,275,121    149,211,166
NET ASSETS:
  Beginning of period                                               923,055,528    773,844,362
-----------------------------------------------------------------------------------------------
  End of period*                                                  $ 962,330,649  $ 923,055,528
-----------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                     $643,751     $1,959,319
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



    8 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Government Securities Fund ("Fund"), a separate investment fund of Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond, Smith Barney Hansberger Global Value, Smith Barney Small Cap Value, Smith Barney Premier Selections Large Cap, Smith Barney Premier Selections All Cap Growth, Smith Barney Premier Selections Global Growth, Smith Barney Group Spectrum and Smith Barney Small Cap Growth Funds. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price was reported and U.S. government and government agency obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (g) direct expenses are charged to each class; management fees and general expenses are allocated on the basis of the relative net assets of each class; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the

    9 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders
economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at the following annual rates of the Fund's average daily net assets: 0.35% up to $2 billion, 0.30% on the next $2 billion, 0.25% on the next $2 billion, 0.20% on the next $2 billion and then 0.15% of the remaining average daily net assets. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS") act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. During the six months ended June 30, 2003, the Fund paid transfer agent fees of $491,555 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 4.50%, 1.00% and 6.75% for Class A, L and 1 shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from pur-


    10 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders
chase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2003, CGM and its affiliates received sales charges of approximately $63,000, $847,000 and $34,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, for the six months ended June 30, 2003, CDSCs paid to CGM and its affiliates were approximately $1,000, $245,000 and $7,000 for Class A, Class B and L shares, respectively.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and proceeds from paydowns) were as follows:

     ---------------------------------------------------------------------
     Purchases                                               $1,789,340,992
     ---------------------------------------------------------------------
     Sales                                                    1,628,643,609
     ---------------------------------------------------------------------

At June 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

      --------------------------------------------------------------------
      Gross unrealized appreciation                           $15,998,855
      Gross unrealized depreciation                            (2,858,486)
      --------------------------------------------------------------------
      Net unrealized appreciation                             $13,140,369
      --------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases, and the custodian takes possession of, U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.



    11 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At June 30, 2003, the Fund had the following open futures contracts:

                         # of                  Basis      Market    Unrealized
To Buy:                Contracts Expiration    Value      Value        Loss
------------------------------------------------------------------------------
U.S. Treasury Bonds       110       9/03    $12,987,535 $12,907,812  $(79,723)
------------------------------------------------------------------------------

6. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.


    12 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

At June 30, 2003, the Fund did not hold any purchased call or put option contracts.

When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk that the market price of the underlying security increases.

The following written call option transactions occurred during the six months ended June 30, 2003:

                                                        Number of
                                                        Contracts Premiums
      --------------------------------------------------------------------
      Options written, outstanding at December 31, 2002     --          --
      Options written                                      110    $112,777
      --------------------------------------------------------------------
      Options written, outstanding at June 30, 2003        110    $112,777
      --------------------------------------------------------------------


    13 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

7. Securities Traded on a When-Issued or To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

At June 30, 2003, the Fund held TBA securities with a cost of $235,896,250.

8. Mortgage Dollar Rolls

The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

At June 30, 2003, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $61,410,596 and $68,559,889 for scheduled settlements on July 14 and July 17, 2003, respectively.

9. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B, and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, and L shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                      Class A  Class B  Class L
--------------------------------------------------------------------------------
Distribution Plan Fees                                $502,231 $529,002 $108,207
-------------------------------------------------------------------------------


    14 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                               Class A  Class B Class L Class Y Class Z Class 1
--------------------------------------------------------------------------------
Shareholder Servicing Fees     $163,183 $62,678 $16,861   $70    $360   $139,998
-------------------------------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                               Class A  Class B Class L Class Y Class Z Class 1
-------------------------------------------------------------------------------
Shareholder Communication
 Expenses                       $14,809  $7,324  $1,389 $1,323  $4,853  $4,296
------------------------------------------------------------------------------

10.Distributions Paid to Shareholders by Class


                                  Six Months Ended    Year Ended
                                   June 30, 2003   December 31, 2002
            --------------------------------------------------------
            Net Investment Income
            Class A                 $ 7,440,470       $13,675,803
            Class B                   2,264,261         3,250,858
            Class L                     504,782           828,530
            Class Y                   3,913,137         5,751,862
            Class Z*                  1,191,968         4,027,937
            Class 1                   2,269,414         4,584,619
            --------------------------------------------------------
            Total                   $17,584,032       $32,119,609
            --------------------------------------------------------

* As of April 21, 2003, Class Z shares were fully redeemed.

11.Capital Shares

At June 30, 2003, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


    15 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

Transactions in shares of each class were as follows:

                                   Six Months Ended              Year Ended
                                     June 30, 2003            December 31, 2002
                              --------------------------  ------------------------
                                 Shares        Amount       Shares       Amount
-----------------------------------------------------------------------------------
Class A
Shares sold                    12,040,946  $ 121,817,694  11,765,732  $115,264,496
Shares issued on reinvestment     576,337      5,830,717   1,045,332    10,216,610
Shares reacquired             (11,398,901)  (115,339,075) (8,667,068)  (84,578,379)
-----------------------------------------------------------------------------------
Net Increase                    1,218,382  $  12,309,336   4,143,996  $ 40,902,727
-----------------------------------------------------------------------------------
Class B
Shares sold                     3,887,957  $  39,347,108   8,212,763  $ 80,812,309
Shares issued on reinvestment     190,701      1,931,646     267,043     2,621,374
Shares reacquired              (2,790,355)   (28,267,695) (3,506,134)  (34,284,481)
-----------------------------------------------------------------------------------
Net Increase                    1,288,303  $  13,011,059   4,973,672  $ 49,149,202
-----------------------------------------------------------------------------------
Class L
Shares sold                       523,736  $   5,304,193   2,249,801  $ 22,105,224
Shares issued on reinvestment      36,992        374,242      61,236       601,116
Shares reacquired                (780,420)    (7,907,211) (1,002,339)   (9,865,845)
-----------------------------------------------------------------------------------
Net Increase (Decrease)          (219,692) $  (2,228,776)  1,308,698  $ 12,840,495
-----------------------------------------------------------------------------------
Class Y
Shares sold                    13,457,642  $ 135,734,674   1,338,770  $ 13,282,642
Shares issued on reinvestment     149,791      1,519,840      16,486       164,445
Shares reacquired              (1,127,617)   (11,462,764) (3,900,296)  (38,370,485)
-----------------------------------------------------------------------------------
Net Increase (Decrease)        12,479,816  $ 125,791,750  (2,545,040) $(24,923,398)
-----------------------------------------------------------------------------------
Class Z*
Shares sold                     1,318,540  $  13,275,467   6,176,133  $ 60,506,442
Shares issued on reinvestment     118,326      1,191,967     411,778     4,027,937
Shares reacquired             (12,788,110)  (128,756,595) (3,782,698)  (37,014,429)
-----------------------------------------------------------------------------------
Net Increase (Decrease)       (11,351,244) $(114,289,161)  2,805,213  $ 27,519,950
-----------------------------------------------------------------------------------
Class 1
Shares sold                       472,946  $   4,777,295   1,226,438  $ 12,053,619
Shares issued on reinvestment     224,299      2,269,377     469,212     4,584,615
Shares reacquired                (998,930)   (10,110,411) (2,009,905)  (19,603,208)
-----------------------------------------------------------------------------------
Net Decrease                     (301,685) $  (3,063,739)   (314,255) $ (2,964,974)
-----------------------------------------------------------------------------------

* As of April 21, 2003, Class Z shares were fully redeemed.

    16 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                  2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/  1999/(2)/ 1998/(2)/
-----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period               $10.07      $ 9.52    $ 9.45    $ 8.99    $ 9.97     $ 9.75
-----------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income              0.17        0.38      0.43      0.55      0.49       0.51
  Net realized and unrealized
   gain (loss)                       0.11        0.54      0.09      0.46     (0.98)      0.26
-----------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                          0.28        0.92      0.52      1.01     (0.49)      0.77
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.19)      (0.37)    (0.45)    (0.55)    (0.49)     (0.55)
  Capital                              --          --        --        --     (0.00)*       --
-----------------------------------------------------------------------------------------------
Total Distributions                 (0.19)      (0.37)    (0.45)    (0.55)    (0.49)     (0.55)
-----------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                     $10.16      $10.07    $ 9.52    $ 9.45    $ 8.99     $ 9.97
-----------------------------------------------------------------------------------------------
Total Return                         2.76%++     9.88%     5.60%    11.65%    (4.96)%     8.12%
-----------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)            $410,531    $394,928  $333,878  $331,125  $288,133   $347,622
-----------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                           0.92%+      0.91%     0.96%     0.92%     0.94%      1.00%
  Net investment income              3.44+       3.91      4.50      6.12      5.21       5.15
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate               176%        280%      447%      280%      161%       334%
-----------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


    17 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares                     2003/(1)(2)/  2002/(2)/ 2001/(2)/ 2000/(2)/  1999/(2)/ 1998/(2)/
---------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period              $   10.08     $    9.53  $   9.46  $   9.00  $   9.97   $   9.79
---------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income                0.15          0.33      0.37      0.50      0.45       0.45
  Net realized and unrealized
   gain (loss)                         0.10          0.54      0.10      0.46     (0.97)      0.26
---------------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                            0.25          0.87      0.47      0.96     (0.52)      0.71
---------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.16)        (0.32)    (0.40)    (0.50)    (0.45)     (0.53)
  Capital                                --            --        --        --     (0.00)*       --
---------------------------------------------------------------------------------------------------
Total Distributions                   (0.16)        (0.32)    (0.40)    (0.50)    (0.45)     (0.53)
---------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                    $   10.17        $10.08    $ 9.53    $ 9.46    $ 9.00     $ 9.97
---------------------------------------------------------------------------------------------------
Total Return                           2.50%++       9.29%     5.05%    11.06%    (5.35)%     7.44%
---------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)              $146,414      $132,232   $77,569   $60,863   $65,989    $92,082
---------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                             1.43%+        1.42%     1.48%     1.44%     1.42%      1.51%
  Net investment income                2.93+         3.41      3.94      5.62      4.72       4.64
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 176%          280%      447%      280%      161%       334%
---------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


    18 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                 2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)(3)/
------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period              $10.08     $ 9.53    $ 9.45    $ 8.99    $ 9.97     $ 9.78
------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income             0.15       0.34      0.38      0.51      0.46       0.45
  Net realized and unrealized
   gain (loss)                      0.09       0.54      0.10      0.46     (0.99)      0.27
------------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                         0.24       0.88      0.48      0.97     (0.53)      0.72
------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income            (0.16)     (0.33)    (0.40)    (0.51)    (0.45)     (0.53)
  Capital                             --         --        --        --     (0.00)*       --
------------------------------------------------------------------------------------------------
Total Distributions                (0.16)     (0.33)    (0.40)    (0.51)    (0.45)     (0.53)
------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                    $10.16     $10.08    $ 9.53    $ 9.45    $ 8.99     $ 9.97
------------------------------------------------------------------------------------------------
Total Return                        2.44%++    9.39%     5.22%    11.10%    (5.41)%     7.56%
------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)            $29,682    $31,663   $17,468    $7,808    $6,611     $4,411
------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                          1.39%+     1.39%     1.42%     1.37%     1.40%      1.48%
  Net investment income             2.96+      3.45      3.95      5.67      4.77       4.63
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate              176%       280%      447%      280%      161%       334%
------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.


    19 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares                  2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/  1999/(2)/ 1998/(2)/
-----------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period               $10.08      $ 9.53    $ 9.45    $ 8.99    $ 9.97     $ 9.76
-----------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income              0.18        0.41      0.47      0.59      0.53       0.54
  Net realized and unrealized
   gain (loss)                       0.10        0.55      0.09      0.45     (0.98)      0.26
-----------------------------------------------------------------------------------------------
Total Income (Loss) From
 Operations                          0.28        0.96      0.56      1.04     (0.45)      0.80
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.20)      (0.41)    (0.48)    (0.58)    (0.53)     (0.59)
  Capital                              --          --        --        --     (0.00)*       --
-----------------------------------------------------------------------------------------------
Total Distributions                 (0.20)      (0.41)    (0.48)    (0.58)    (0.53)     (0.59)
-----------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period                     $10.16      $10.08    $ 9.53    $ 9.45    $ 8.99     $ 9.97
-----------------------------------------------------------------------------------------------
Total Return                         2.83%++    10.25%     6.07%    12.02%    (4.61)%     8.42%
-----------------------------------------------------------------------------------------------
Net Assets,
 End of Period (000s)            $257,416    $129,577  $146,734  $228,898  $213,170   $191,253
-----------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                           0.58%+      0.58%     0.60%     0.58%     0.60%      0.67%
  Net investment income              3.77+       4.25      4.94      6.47      5.57       5.43
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate               176%        280%      447%      280%      161%       334%
-----------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

    20 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class 1 Shares                       2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)(3)/
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $10.08      $ 9.53    $ 9.47     $ 9.17
----------------------------------------------------------------------------------
Income From Operations:
  Net investment income                   0.18        0.39      0.44       0.12
  Net realized and unrealized gain        0.09        0.54      0.09       0.38
----------------------------------------------------------------------------------
Total Income From Operations              0.27        0.93      0.53       0.50
----------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.19)      (0.38)    (0.45)     (0.20)
  Capital                                   --          --     (0.02)        --
----------------------------------------------------------------------------------
Total Distributions                      (0.19)      (0.38)    (0.47)     (0.20)
----------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.16      $10.08    $ 9.53     $ 9.47
----------------------------------------------------------------------------------
Total Return                              2.72%++    10.00%     5.74%      5.47%++
----------------------------------------------------------------------------------
Net Assets, End of Period (000s)      $118,288    $120,385  $116,855   $126,527
----------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                0.82%+      0.85%     0.85%      0.58%+
  Net investment income                   3.53+       4.01      4.62       6.09+
----------------------------------------------------------------------------------
Portfolio Turnover Rate                    176%        280%      447%       280%
----------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period September 12, 2000 (inception date) to December 31, 2000. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


    21 Smith Barney Government Securities Fund | 2003 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                                  GOVERNMENT
                                SECURITIES FUND



            DIRECTORS                INVESTMENT ADVISER
            Paul R. Ades             AND ADMINISTRATOR
            Herbert Barg             Smith Barney Fund
            Dwight B. Crane           Management LLC
            R. Jay Gerken, CFA
              Chairman               DISTRIBUTORS
            Frank G. Hubbard         Citigroup Global Markets Inc.
            Jerome H. Miller         PFS Distributors, Inc.
            Ken Miller
                                     CUSTODIAN
            OFFICERS                 State Street Bank and
            R. Jay Gerken, CFA        Trust Company
            President and
            Chief Executive Officer  TRANSFER AGENT
                                     Citicorp Trust Bank, fsb.
            Lewis E. Daidone         125 Broad Street, 11th Floor
            Senior Vice President    New York, New York 10004
            and Chief Administrative
            Officer                  SUB-TRANSFER AGENTS
                                     PFPC Global Fund Services
            Richard L. Peteka        P.O. Box 9699
            Chief Financial Officer  Providence, Rhode Island
            and Treasurer            02940-9699

            Mark Lindbloom           Primerica Shareholder Services
            Vice President and       P.O. Box 9662
            Investment Officer       Providence, Rhode Island
                                     02940-9662
            Francis Mustaro
            Vice President and
            Investment Officer

            Kaprel Ozsolak
            Controller

            Christina T. Sydor
            Secretary

  Smith Barney Investment Funds Inc.



  Smith Barney Government Securities Fund

  The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.



  This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Government Securities Fund. But it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY GOVERNMENT SECURITIES FUND
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com



  (C)2003 Citigroup Global Markets Inc.
  Member NASD, SIPC

  FD0408 8/03                                                            03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.


By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Investment Funds Inc.

Date: August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Smith Barney Investment Funds Inc.

Date: August 28, 2003

By:  /s/ Richard L. Peteka
     (Richard L. Peteka)
     Chief Financial Officer of
     Smith Barney Investment Funds Inc.

Date: August 28, 2003